Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination - shares	Dec. 31, 2023	Dec. 31, 2022
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	71,905,363	57,500,000
Exchange of CLIN common stock subject to possible redemption that was not redeemed for Alternus Clean Energy Inc. common stock [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	127,142
Exchange of public share rights held by CLIN shareholders for Alternus Clean Energy Inc. common stock [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	2,300,000
Issuance of Alternus Clean Energy, Inc. common stock to promissory note holders [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	400,000
Exchange of CLIN Class A common stock held by CLIN Sponsor for Alternus Clean Energy Inc. common stock [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	8,556,667
Subtotal - Business Combination, net of redemptions [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	11,383,809
Issuance of shares under the FPA [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	1,496,234
Shares purchased by the accredited investor under the FPA [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	1,300,320
Issuance of Alternus Clean Energy Inc. common stock to Alternus Energy Group Plc. on the Closing Date [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	57,500,000
Issuance of Alternus Clean Energy Inc. common stock to the CLIN Sponsor as a holder of CLIN convertible notes on the Closing Date [Member]
Business Combination (Details) - Schedule of Common Stock Outstanding After the Closing of the Business Combination [Line Items]
Total common stock outstanding	225,000